Note 9 - Segment Data	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]

NOTE 9 - Segment Data

The Company operates in four segments. All segments include both individual and group insurance. Identifiable revenues, expenses and assets are assigned directly to the applicable segment. Net investment income, realized gains and losses, and invested assets are generally allocated to the insurance and the corporate segments in proportion to policy liabilities and stockholders' equity, respectively. Certain assets, such as property and equipment and leased property under capital leases, are allocated between the administrative and financial services segment and the corporate and other segment. Investors Heritage Financial revenue and income associated with credit administrative services is assigned to the Administrative and financial services segment, along with fees relative to third party administrative services. Any remaining revenue and income is assigned to the corporate and other segment. Results for the parent company, Investors Heritage Printing, At Need Funding and Heritage Funding, after elimination of intercompany amounts, are allocated to the corporate and other segment.

Information relative to our operating segments is as follows:

	2013	2012
	(000's omitted)
Revenue:
Preneed and burial products	$49,457	$48,863
Traditional and universal life products	28,650	19,336
Administrative and financial services	1,215	1,491
Corporate and other	798	740
	$80,120	$70,430

Pre-tax income (loss) from operations:
Preneed and burial products	$816	$993
Traditional and universal life products	968	921
Administrative and financial services	306	366
Corporate and other	37	(185)
	$2,127	$2,095

Assets:
Preneed and burial products	$375,905	$378,142
Traditional and universal life products	109,777	91,142
Administrative and financial services	9,937	10,757
Corporate and other	67,990	95,965
	$563,609	$576,006

Amortization and depreciation expense:
Preneed and burial products	$5,866	$5,427
Traditional and universal life products	1,726	3,223
Administrative and financial services	264	213
Corporate and other	360	313
	$8,216	$9,176

At December 31, 2013, the Company’s death and other benefits include an additional amount totaling $2,380,617 relative to a comparison of our life insurance policies against the Social Security Death Master File. This comparison was performed in compliance with a recently enacted Kentucky state law which follows a model law adopted by the National Conference of Insurance Legislators. This amount primarily affects the traditional and universal life segment, along with a much smaller impact on the final expense portion of the preneed and burial segment. The Company is in the process of researching the potential matches to determine that a valid claim exists, to locate beneficiaries and to pay benefits accordingly.